Note 22 - Borrowings from Related Parties and Borrowings (Details Textual)			12 Months Ended
		Apr. 22, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 28, 2025 USD ($)	Jun. 11, 2024 USD ($)	Dec. 31, 2023 USD ($)
BTC [member]
Statement Line Items [Line Items]
Digital assets held	[1]		18.03	22.7
New credit facility [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		$ 100,000,000
Loan and security agreement [member]
Statement Line Items [Line Items]
Notional amount						$ 25,000,000
Borrowings, interest rate						10.00%
Borrowings, loan-to-value ratio						50.00%
Repurchase agreement [member]
Statement Line Items [Line Items]
Notional amount					$ 125,000,000
Borrowings, interest rate					9.00%
Borrowings, purchase price					$ 50,000,000
Borrowings, covenant, margin percentage					200.00%
Block.one [member] | Final facility with block.one [member]
Statement Line Items [Line Items]
Loans received							$ 40,000,000
Notional amount							396,700,000
Difference in fair value and notional amount							74,000,000
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability			$ 3,100,000	$ 16,400,000
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities			$ 20,100,000	$ 43,400,000
Block.one [member] | Final facility with block.one [member] | BTC [member] | Top of range [member]
Statement Line Items [Line Items]
Digital asset, price per unit							$ 30,000
Block.one [member] | Final facility with block.one [member] | BTC [member]
Statement Line Items [Line Items]
Digital assets held							9,600
Block.one [member] | Final facility with block.one [member] | USDC [Member]
Statement Line Items [Line Items]
Digital assets held							60

[1]	BTC and ETH balances presented include tokens that are wrapped such as cbBTC (6,236 units valued at $552.9 million as of December 31, 2025 and none as of December 31, 2024), wBTC (227 units valued at $20.1 million as of December 31, 2025, 247.9 units valued at $23.4 million as of December 31, 2024) and weETH (160.6 units valued at $0.5 million as of December 31, 2025, 48.1 units valued at $0.2 million as of December 31, 2024).